Note 19 - Fair Value Measurements - Significant Unobservable Inputs of Level 3 Non-recurring Measurements (Details) - Fair Value, Inputs, Level 3 [Member] - Valuation, Income Approach [Member] - Trademarks [Member] - Fair Value, Measurements, Nonrecurring [Member]
¥ in Millions
Mar. 31, 2017 JPY (¥)
Trademark, fair value	¥ 15
Measurement Input, Discount Rate [Member]
Trademark, measurement input	6.8
Measurement Input, Royalty Rate [Member]
Trademark, measurement input	0.1